SCHEDULE OF DUE FROM A RELATED PARTY (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Related Party [Member]
Related Party Transaction [Line Items]
Total	$ 1,682	$ 1,473
Related Party [Member] | One Eighty Holdings Ltd [Member]
Related Party Transaction [Line Items]
Total	94,493	348,529	$ 216,261
Chan Chee Hong [Member] | One Eighty Holdings Ltd [Member]
Related Party Transaction [Line Items]
Total			84,932
Chan Foong Ming [Member] | One Eighty Holdings Ltd [Member]
Related Party Transaction [Line Items]
Total		231,302	16,567
Expertliner Sdn Bhd [Member] | One Eighty Holdings Ltd [Member]
Related Party Transaction [Line Items]
Total	2,740	2,015	14
Infinity Elements Sdn Bhd [Member] | One Eighty Holdings Ltd [Member]
Related Party Transaction [Line Items]
Total	91,639	102,931	114,748
Milestone International Sdn Bhd [Member] | One Eighty Holdings Ltd [Member]
Related Party Transaction [Line Items]
Total	$ 114	$ 12,281